LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Earnings Per Share [Abstract]
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (111,993,197)	$ (177,313,705)
Less: Deemed Dividend - Down Round Feature of Warrants	(6,364,183)
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(118,357,380)	(177,313,705)
Net Income (Loss) from Discontinued Operations	(12,152,328)	(69,950,677)
Total Net Loss	$ (130,509,708)	$ (247,264,382)
Weighted-Average Shares Outstanding - Basic and Diluted	530,980,011	270,418,842
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.22)	$ (0.66)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.02)	$ (0.26)